Business acquisitions and divestments - Acquisitions (Details) kr / shares in Units, kr in Millions, customer in Millions							12 Months Ended
	Dec. 31, 2018	Nov. 05, 2018 SEK (kr) EquityInstruments kr / shares shares	Aug. 22, 2016 SEK (kr)	Jun. 21, 2016 SEK (kr)	Feb. 29, 2016 SEK (kr)	Feb. 28, 2016	Dec. 31, 2018 SEK (kr) customer	Dec. 31, 2017 SEK (kr) employee	Dec. 31, 2016 SEK (kr)	Dec. 31, 2015 SEK (kr) employee	Oct. 31, 2016 SEK (kr)
Acquisitions
Revenue							kr 23,704	kr 21,466	kr 18,131
Net assets acquired									2,020
Goodwill									1,561
Net assets at the time of acquisition
Tangible assets									1,231
Financial assets									40
Deferred tax assets									32
Inventories									177
Current receivables									930
Cash and cash equivalents									173
Non-current interest-bearing liabilities									(76)
Deferred tax liabilities									(248)
Current liabilities									(1,668)
Net assets acquired									2,020
Goodwill									1,561
Purchase price shares									3,581
Fair value of equity interest 51 percent in Khan Tengri Holding at acquisition									(840)
Payment of debt to former owner									330
Purchase price and other payments to former owners, less equity interests transferred									3,071
Deferred contingent consideration									(21)
Less: cash and cash equivalents in acquired companies									(173)
NET CASH OUTFLOW							6,400	8	2,877
Patents and software
Net assets at the time of acquisition
Intangible assets									142
Licenses (frequency)
Net assets at the time of acquisition
Intangible assets									148
Customer agreements
Net assets at the time of acquisition
Intangible assets									1,073
Trademarks
Net assets at the time of acquisition
Intangible assets									66
Tele2 Kazakhstan
Acquisitions
Revenue							kr 3,084	2,721	2,126
Ownership interest in subsidiary (as a percentage)						51.00%
Khan Tengri Holding B.V
Acquisitions
Ownership interest in subsidiary (as a percentage)	49.00%				100.00%
TDC, Sweden
Acquisitions
Revenue									2,848	kr 3,400
Number of employees | employee										809
COM HEM SWEDEN AB
Acquisitions
Number of customers | customer							1.5
Revenue							kr 6,057	kr 7,100
Number of employees | employee								1,108
COM HEM SWEDEN AB
Acquisitions
Merger consideration, excluding shares (per each previously held share in acquiree) | kr / shares		kr 37.02
Percentage of economic ownership issued to effect business combination		26.60%
Total cash consideration		kr 6,546
Closing share price | kr / shares		kr 107.75
Period of time to achieve cost synergies after merger		3 years
Period of time to achieve revenue synergies after merger		5 years
Revenue of acquiree since acquisition date							1,110
Payments for acquisition		kr 6,546
Net assets acquired		1,655
Goodwill		24,657
Net assets at the time of acquisition
Tangible assets		3,014
Financial assets		9
Capitalized contract costs		37
Deferred tax assets		127
Inventories		9
Current receivables		427
Cash and cash equivalents		146
Non-current provisions		(494)
Other non-current interest-bearing liabilities		(10,598)
Deferred tax liabilities		(3,254)
Current provisions		(40)
Other current interest-bearing liabilities		(892)
Current non-interest-bearing liabilities		(1,938)
Net assets acquired		1,655
Goodwill		24,657
Purchase price shares		26,312
Paid with own shares		(19,766)
Cash transferred		6,546
Less: cash and cash equivalents in acquired companies		(146)
NET CASH OUTFLOW		6,400					kr 6,400
COM HEM SWEDEN AB | Utilization rights and software
Net assets at the time of acquisition
Intangible assets		468
COM HEM SWEDEN AB | Licenses (frequency)
Net assets at the time of acquisition
Intangible assets		36
COM HEM SWEDEN AB | Customer agreements
Net assets at the time of acquisition
Intangible assets		8,962
COM HEM SWEDEN AB | Trademarks
Net assets at the time of acquisition
Intangible assets		5,624
COM HEM SWEDEN AB | Construction in progress, intangible assets
Net assets at the time of acquisition
Intangible assets		kr 12
COM HEM SWEDEN AB | Class B
Acquisitions
Merger consideration, shares (per each previously held share in acquiree) | shares		1.0374
Number of shares issued as merger consideration | EquityInstruments		183,441,585
TDC, Sweden
Acquisitions
Total cash consideration											kr 2,900
Revenue of acquiree since acquisition date									735
Ownership interest acquired (in percentage)											100.00%
Payments for acquisition											kr 2,900
Net assets acquired				kr 1,170
Goodwill				1,552
Net assets at the time of acquisition
Tangible assets				573
Financial assets				26
Inventories				140
Current receivables				776
Cash and cash equivalents				130
Non-current interest-bearing liabilities				(21)
Deferred tax liabilities				(217)
Current liabilities				(1,354)
Net assets acquired				1,170
Goodwill				1,552
Purchase price shares				2,722
Cash transferred											kr 2,900
Payment of debt to former owner				330
Purchase price and other payments to former owners, less equity interests transferred				3,052
Deferred contingent consideration				(12)
Less: cash and cash equivalents in acquired companies				(130)
NET CASH OUTFLOW				2,910				kr 8	2,910
TDC, Sweden | Patents and software
Net assets at the time of acquisition
Intangible assets				127
TDC, Sweden | Customer agreements
Net assets at the time of acquisition
Intangible assets				kr 990
Altel, Kazakhstan
Acquisitions
Percentage of shares in Altel received					100.00%
Net assets acquired					kr 840
Net assets at the time of acquisition
Tangible assets					658
Financial assets					14
Deferred tax assets					31
Inventories					37
Current receivables					152
Cash and cash equivalents					42
Non-current interest-bearing liabilities					(55)
Deferred tax liabilities					(29)
Current liabilities					(312)
Net assets acquired					840
Purchase price shares					840
Fair value of equity interest 51 percent in Khan Tengri Holding at acquisition					(840)
Less: cash and cash equivalents in acquired companies					(42)
NET CASH OUTFLOW					(42)				(42)
Altel, Kazakhstan | Patents and software
Net assets at the time of acquisition
Intangible assets					7
Altel, Kazakhstan | Licenses (frequency)
Net assets at the time of acquisition
Intangible assets					148
Altel, Kazakhstan | Customer agreements
Net assets at the time of acquisition
Intangible assets					81
Altel, Kazakhstan | Trademarks
Net assets at the time of acquisition
Intangible assets					kr 66
Kombridge, Sweden
Acquisitions
Ownership interest acquired (in percentage)			100.00%
Net assets acquired			kr 10
Goodwill			9
Net assets at the time of acquisition
Deferred tax assets			1
Current receivables			2
Cash and cash equivalents			1
Deferred tax liabilities			(2)
Current liabilities			(2)
Net assets acquired			10
Goodwill			9
Purchase price shares			19
Purchase price and other payments to former owners, less equity interests transferred			19
Deferred contingent consideration			(9)
Less: cash and cash equivalents in acquired companies			(1)
NET CASH OUTFLOW			9						kr 9
Kombridge, Sweden | Patents and software
Net assets at the time of acquisition
Intangible assets			8
Kombridge, Sweden | Customer agreements
Net assets at the time of acquisition
Intangible assets			kr 2